UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06378

Templeton Developing Markets Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 9/30/15

Item 1. Schedule of Investments.

Templeton Developing Markets Trust

Statement of Investments, September 30, 2015 (unaudited)
	Industry	Shares	Value
Common Stocks 74.3%
Argentina 0.0%†
[a]Grupo Clarin SA, B, GDR, Reg S	Media	39,911	$448,999

Belgium 5.0%
Anheuser-Busch InBev NV	Beverages	538,060	57,083,904

Brazil 0.5%
M Dias Branco SA	Food Products	353,700	5,181,601
Mahle-Metal Leve SA Industria e Comercio	Auto Components	900	5,226
Totvs SA	Software	84,700	643,694
			5,830,521
Cambodia 1.1%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	20,778,000	12,439,749

China 17.9%
[b]Baidu Inc., ADR	Internet Software & Services	157,680	21,666,809
Brilliance China Automotive Holdings Ltd.	Automobiles	16,461,700	19,371,329
China Construction Bank Corp., H	Banks	34,355,700	22,829,475
China Life Insurance Co. Ltd., H	Insurance	3,666,000	12,677,019
China Mobile Ltd.	Wireless Telecommunication
	Services	2,356,500	27,821,365
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	19,978,000	12,192,788
Dah Chong Hong Holdings Ltd.	Distributors	7,473,500	3,008,628
Industrial and Commercial Bank of China Ltd., H	Banks	27,095,800	15,592,894
[c]Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	1,044,647	853,477
NetEase Inc., ADR	Internet Software & Services	59,300	7,123,116
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	28,391,800	19,672,389
Poly Culture Group Corp. Ltd., H	Media	984,800	2,091,548
Tencent Holdings Ltd.	Internet Software & Services	2,248,400	37,569,311
Uni-President China Holdings Ltd.	Food Products	2,770,100	2,666,393
			205,136,541
Greece 0.4%
[b]Alpha Bank AE	Banks	31,248,569	3,737,138
[b]National Bank of Greece SA	Banks	2,223,780	956,925
			4,694,063
Hong Kong 3.2%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	708,762	4,302,185
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	16,101,600	18,635,943
Sands China Ltd.	Hotels, Restaurants & Leisure	4,498,400	13,494,939
			36,433,067
India 12.8%
Biocon Ltd.	Biotechnology	2,497,396	16,944,262
Dr. Reddy's Laboratories Ltd.	Pharmaceuticals	565,489	35,919,357
ICICI Bank Ltd.	Banks	4,294,410	17,717,224
Infosys Ltd.	IT Services	785,070	13,920,718
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	1,271,200	4,449,164
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	887,400	11,677,332
Tata Chemicals Ltd.	Chemicals	9,000	52,431
Tata Consultancy Services Ltd.	IT Services	1,143,357	45,156,504
			145,836,992
Indonesia 2.1%
Astra International Tbk PT	Automobiles	33,705,300	12,021,174
Bank Danamon Indonesia Tbk PT	Banks	24,485,600	4,838,622
Semen Indonesia (Persero) Tbk PT	Construction Materials	11,931,200	7,370,468
			24,230,264
Pakistan 1.1%
Habib Bank Ltd.	Banks	6,640,200	12,520,884

Philippines 0.4%
Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	41,802,800	4,661,158

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Developing Markets Trust

Statement of Investments, September 30, 2015 (unaudited) (continued)

Singapore 0.1%
DBS Group Holdings Ltd.	Banks	105,500	1,201,669
South Africa 10.1%
Massmart Holdings Ltd.	Food & Staples Retailing	2,800	21,839
MTN Group Ltd.	Wireless Telecommunication
	Services	1,714,133	22,014,594
Naspers Ltd., N	Media	467,436	58,368,708
Remgro Ltd.	Diversified Financial Services	1,899,794	34,558,906
			114,964,047
South Korea 7.3%
Bukwang Pharmaceutical Co. Ltd.	Pharmaceuticals	10,788	204,342
Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	143,527	12,049,186
Hyundai Development Co.	Construction & Engineering	257,081	11,821,362
KT Skylife Co. Ltd.	Media	758,178	13,017,771
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	24,622	23,557,945
SK Hynix Inc.	Semiconductors & Semiconductor
	Equipment	786,790	22,271,650
			82,922,256
Switzerland 0.1%
[b]Oriflame Holding AG	Personal Products	54,590	677,107
Taiwan 4.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	13,413,000	52,847,098
Thailand 2.5%
Land and Houses PCL, fgn.	Real Estate Management &
	Development	3,934,200	871,260
Thai Beverage PCL, fgn.	Beverages	57,368,400	27,612,939
			28,484,199
United Kingdom 5.1%
Unilever PLC	Personal Products	1,424,618	57,866,611

Total Common Stocks (Cost $880,380,386)			848,279,129
Participatory Notes (Cost $4,154,892) 0.3%
Saudi Arabia 0.3%
[d]Deutsche Bank AG/London, Samba Financial Group, 144A, 9/27/16	Banks	613,570	3,787,520
Preferred Stocks 4.9%
Brazil 4.9%
Banco Bradesco SA, ADR, pfd.	Banks	5,406,200	28,977,232
Itau Unibanco Holding SA, ADR, pfd.	Banks	4,070,749	26,948,358
Total Preferred Stocks (Cost $61,199,458)			55,925,590
Total Investments before Short Term Investments (Cost $945,734,736)			907,992,239

Short Term Investments (Cost $253,727,759) 22.2%
Money Market Funds 22.2%
United States 22.2%
[b,e]Institutional Fiduciary Trust Money Market Portfolio		253,727,759	253,727,759

Templeton Developing Markets Trust
Statement of Investments, September 30, 2015 (unaudited) (continued)
Total Investments (Cost $1,199,462,495) 101.7%	1,161,719,998
Other Assets, less Liabilities (1.7)%	(19,286,585)
Net Assets 100.0%	$1,142,433,413

† Rounds to less than 0.1% of net assets.
a Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees.
b Non-income producing.
c At September 30, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees.
e Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Templeton Developing Markets Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At September 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,233,673,582

Unrealized appreciation	$117,205,205
Unrealized depreciation	(189,158,789)
Net unrealized appreciation (depreciation)	$(71,953,584)

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a,b]	$904,204,719	$-	$	- $	904,204,719
Participatory Notes	-	3,787,520		-	3,787,520
Short Term Investments	253,727,759	-		-	253,727,759
Total Investments in Securities	$1,157,932,478	$3,787,520	$	- $	1,161,719,998

aIncludes common and preferred stocks.

 bFor detailed categories, see the accompanying Statement of Investments.

6. UPCOMING ACQUISITIONS/REORGANIZATION

On October 20, 2015, the Board for the Fund approved a proposal to reorganize Templeton BRIC Fund with and into the Fund, subject to approval by the shareholders of the Fund.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the Statement of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Developing Markets Trust

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

    Date November 25, 2015

By /s/MARK H. OTANI

    Mark H. Otani

    Chief Financial Officer and

 Chief Accounting Officer

    Date  November 25, 2015